Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING EXPENSES:
Research and development - related party	$ 636,547	$ 846,135	$ 1,852,428	$ 1,909,363	$ 2,223,643	$ 1,367,644
Research and development	268,665	368,221	1,348,143	774,189	1,242,706	0
General and administrative - related party	27,000	27,693	81,000	81,693	108,693	1,446,986
General and administrative	817,880	1,307,877	3,242,220	3,174,489	4,488,415	1,653,208
Stock-based compensation - related party	44,299	74,302	131,453	208,569	252,868	2,854,745
Stock-based compensation	97,913	520,087	255,774	722,304	950,795	268,199
TOTAL OPERATING EXPENSES	1,892,304	3,144,315	6,911,018	6,870,607	9,267,120	7,590,782
OTHER INCOME:
Interest income	355	2,707	2,844	11,590	13,797	1,378
Net loss before income taxes	(1,891,949)	(3,141,608)	(6,908,174)	(6,859,017)	(9,253,323)	(7,589,404)
Provision for income taxes	0	0	0	0	0	0
Net loss	(1,891,949)	(3,141,608)	(6,908,174)	(6,859,017)	(9,253,323)	(7,589,404)
Preferred Stock dividends	(328,034)	(448,869)	(1,002,599)	(1,355,396)	(1,664,219)	(1,023,616)
Net loss attributable to common shareholders	$ (2,219,983)	$ (3,590,477)	$ (7,910,773)	$ (8,214,413)	$ (10,917,542)	$ (8,613,020)
PER SHARE DATA:
Basic and diluted loss per common share (in dollars per share)	$ (0.08)	$ (0.16)	$ (0.30)	$ (0.38)	$ (0.49)	$ (0.40)
Basic and diluted weighted average common shares outstanding (in shares)	27,801,000	21,951,000	26,214,000	21,838,000	22,106,516	21,702,415